Taxes and other receivables (Details Textuals)		0 Months Ended		7 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	May 01, 2012 IRAP USD ($)	May 01, 2012 IRAP CAD	Nov. 30, 2012 IRAP USD ($)	Nov. 30, 2012 IRAP CAD	Dec. 31, 2013 IRAP USD ($)	Dec. 31, 2012 IRAP USD ($)	Dec. 31, 2011 IRAP USD ($)
Schedule of Taxes and Other Receivables [Line Items]
Non-repayable financial contribution		$ 48,245	48,000
Maximum amount of reimbursement for research and development costs				48,245	48,000
Aggregate total amount of reimbursement							40,542	66,724
Reimbursement received							6,374
Reimbursement receivable							34,168
Amount lapsed under grant						$ 7,703